Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	AGNICO EAGLE MINES LTD
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	AEM
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	243,301,195
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Central Index Key	0000002809
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false